N-2	Jan. 20, 2023 shares
Cover [Abstract]
Entity Central Index Key	0001414932
Amendment Flag	false
Securities Act File Number	814-00755
Document Type	8-K
Entity Registrant Name	Oaktree Specialty Lending Corporation
Entity Address, Address Line One	333 South Grand Avenue
Entity Address, Address Line Two	28th Floor
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90071
City Area Code	(213)
Local Phone Number	830-6300
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]
Item 5.03.	Amendment to Articles of Incorporation or Bylaws; Change in Fiscal Year.
On January 20, 2023, Oaktree Specialty Lending Corporation (the “Company”) filed a certificate of amendment to the Company’s restated certificate of incorporation, as amended and corrected, with the Secretary of State of the State of Delaware to effect a
1-for-3
reverse stock split of the shares of the Company’s common stock, par value $0.01 per share, as of 5:00 p.m. (Eastern time) on January 20, 2023 (the “Reverse Stock Split”). The Reverse Stock Split is expected to be effective for purposes of trading on the Nasdaq Global Select Market as of the opening of business on January 23, 2023. As reported below under Item 5.07 of this Current Report, the Company’s stockholders approved the Reverse Stock Split on January 20, 2023.
As a result of the Reverse Stock Split, every three shares of the Company’s issued and outstanding common stock will be automatically combined into one issued and outstanding share of Common Stock, without any change in the par value per share. No fractional shares will be issued as a result of the Reverse Stock Split. In lieu of issuing fractional shares, the Company will directly pay each stockholder who would otherwise have been entitled to a fraction of a share an amount in cash (without interest) equal to the closing sale price of the Company’s common stock, as quoted on the trading day immediately prior to the effective date of the Reverse Stock Split. The Reverse Stock Split will reduce the number of shares of Common Stock outstanding from 183,658,887 shares to approximately 61,219,611 shares. The number of authorized shares of Common Stock under the Certificate of Incorporation will remain unchanged at 250,000,000 shares.

Outstanding Security, Authorized [Shares]	250,000,000